Cash and Cash Equivalents (Details) - Schedule of cash in process of collection and in process - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Documents held by other banks (documents to be cleared)	$ 122,474	$ 137,396
Funds receivable	267,797	315,567
Subtotal	390,271	452,963
Liabilities
Funds payable	379,934	361,631
Subtotal	379,934	361,631
Cash in process of collection, net	$ 10,337	$ 91,332